Loss Before Tax - Summary of Loss Before Tax Stated After Charging (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material Income And Expense [Abstract]
Amortization	£ 230	£ 164	£ 89
Depreciation	£ 141	30	£ 12
IPO related expenses		£ 1,794